Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating segment
Revenue	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
Taxes on revenues	(238)	(257)	(380)	(780)	(1,071)
Net operating revenues	10,725	11,893	16,361	33,672	44,563
Costs and expenses	(7,012)	(6,886)	(6,970)	(20,047)	(17,520)
Operating profit	3,713	5,007	9,391	13,625	27,043
Depreciation, depletion and amortization	(1,066)	(1,084)	(1,018)	(3,205)	(2,954)
Operating income	2,647	3,923	8,373	10,420	24,089
Property, plant and equipment, net	92,095	90,103	84,273	92,095	84,273	88,895
Additions to property, plant and equipment	4,984	3,228	3,711	11,173	10,004
Investments	8,305	8,173	7,837	8,305	7,837	8,093
Bulk Material
Operating segment
Revenue	7,565	8,934	12,763	24,739	33,964
Taxes on revenues	(106)	(127)	(229)	(396)	(638)
Net operating revenues	7,459	8,807	12,534	24,343	33,326
Costs and expenses	(3,904)	(3,552)	(3,803)	(10,887)	(10,119)
Operating profit	3,555	5,255	8,731	13,456	23,207
Depreciation, depletion and amortization	(460)	(508)	(439)	(1,474)	(1,311)
Operating income	3,095	4,747	8,292	11,982	21,896
Property, plant and equipment, net	40,869	40,221	36,764	40,869	36,764
Additions to property, plant and equipment	2,836	1,890	2,289	6,609	5,806
Investments	1,633	1,477	1,290	1,633	1,290
Bulk Material | Iron ore
Operating segment
Revenue	5,541	6,505	10,136	18,033	26,525
Taxes on revenues	(51)	(58)	(139)	(187)	(383)
Net operating revenues	5,490	6,447	9,997	17,846	26,142
Costs and expenses	(2,909)	(2,272)	(2,500)	(7,328)	(6,393)
Operating profit	2,581	4,175	7,497	10,518	19,749
Depreciation, depletion and amortization	(381)	(383)	(349)	(1,137)	(1,053)
Operating income	2,200	3,792	7,148	9,381	18,696
Property, plant and equipment, net	34,328	33,757	30,800	34,328	30,800
Additions to property, plant and equipment	2,500	1,163	2,014	5,341	4,550
Investments	101	106	104	101	104
Bulk Material | Pellets
Operating segment
Revenue	1,687	1,961	2,158	5,346	6,158
Taxes on revenues	(44)	(56)	(76)	(171)	(210)
Net operating revenues	1,643	1,905	2,082	5,175	5,948
Costs and expenses	(643)	(724)	(789)	(2,112)	(2,407)
Operating profit	1,000	1,181	1,293	3,063	3,541
Depreciation, depletion and amortization	(48)	(65)	(57)	(168)	(124)
Operating income	952	1,116	1,236	2,895	3,417
Property, plant and equipment, net	1,991	2,099	1,951	1,991	1,951
Additions to property, plant and equipment	35	163	72	295	425
Investments	1,259	1,106	896	1,259	896
Bulk Material | Manganese
Operating segment
Revenue	57	63	45	162	140
Taxes on revenues	(1)	(1)	(2)	(4)	(6)
Net operating revenues	56	62	43	158	134
Costs and expenses	(18)	(57)	(60)	(107)	(129)
Operating profit	38	5	(17)	51	5
Depreciation, depletion and amortization	(2)	(3)	(2)	(9)	(11)
Operating income	36	2	(19)	42	(6)
Property, plant and equipment, net	88	77	58	88	58
Additions to property, plant and equipment	12	6	1	18	2
Bulk Material | Ferroalloys
Operating segment
Revenue	55	129	139	308	446
Taxes on revenues	(10)	(12)	(12)	(34)	(39)
Net operating revenues	45	117	127	274	407
Costs and expenses	(15)	(97)	(107)	(222)	(314)
Operating profit	30	20	20	52	93
Depreciation, depletion and amortization	(5)	(16)	(16)	(36)	(43)
Operating income	25	4	4	16	50
Property, plant and equipment, net	172	173	228	172	228
Additions to property, plant and equipment	1	116	13	117	34
Bulk Material | Coal
Operating segment
Revenue	225	276	285	890	695
Net operating revenues	225	276	285	890	695
Costs and expenses	(319)	(402)	(347)	(1,118)	(876)
Operating profit	(94)	(126)	(62)	(228)	(181)
Depreciation, depletion and amortization	(24)	(41)	(15)	(124)	(80)
Operating income	(118)	(167)	(77)	(352)	(261)
Property, plant and equipment, net	4,290	4,115	3,727	4,290	3,727
Additions to property, plant and equipment	288	442	189	838	795
Investments	273	265	290	273	290	239
Base Metals
Operating segment
Revenue	1,766	1,781	2,287	5,322	7,266
Taxes on revenues		(2)		(2)	(23)
Net operating revenues	1,766	1,779	2,287	5,320	7,243
Costs and expenses	(1,706)	(1,693)	(1,727)	(4,854)	(4,938)
Operating profit	60	86	560	466	2,305
Depreciation, depletion and amortization	(410)	(402)	(379)	(1,186)	(1,086)
Operating income	(350)	(316)	181	(720)	1,219
Property, plant and equipment, net	34,959	33,872	31,887	34,959	31,887
Additions to property, plant and equipment	831	966	784	2,584	2,302
Investments	3,526	3,550	3,861	3,526	3,861
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	1,439	1,544	2,005	4,538	6,086
Net operating revenues	1,439	1,544	2,005	4,538	6,086
Costs and expenses	(1,368)	(1,472)	(1,482)	(4,082)	(4,043)
Operating profit	71	72	523	456	2,043
Depreciation, depletion and amortization	(370)	(385)	(360)	(1,110)	(1,024)
Operating income	(299)	(313)	163	(654)	1,019
Property, plant and equipment, net	30,470	29,498	28,128	30,470	28,128
Additions to property, plant and equipment	656	675	674	883	1,658
Investments	31	25	3	31	3
Base Metals | Copper concentrate
Operating segment
Revenue	327	237	282	784	797
Taxes on revenues		(2)		(2)	(18)
Net operating revenues	327	235	282	782	779
Costs and expenses	(338)	(221)	(245)	(772)	(591)
Operating profit	(11)	14	37	10	188
Depreciation, depletion and amortization	(40)	(17)	(19)	(76)	(61)
Operating income	(51)	(3)	18	(66)	127
Property, plant and equipment, net	4,489	4,374	3,759	4,489	3,759
Additions to property, plant and equipment	175	291	110	701	628
Investments	239	233	132	239	132
Base Metals | Aluminum products.
Operating segment
Revenue					383
Taxes on revenues					(5)
Net operating revenues					378
Costs and expenses					(304)
Operating profit					74
Depreciation, depletion and amortization					(1)
Operating income					73
Additions to property, plant and equipment					16
Investments	3,256	3,292	3,726	3,256	3,726
Fertilizers
Operating segment
Revenue	1,095	923	1,037	2,847	2,691
Taxes on revenues	(56)	(54)	(63)	(159)	(174)
Net operating revenues	1,039	869	974	2,688	2,517
Costs and expenses	(867)	(709)	(767)	(2,202)	(1,992)
Operating profit	172	160	207	486	525
Depreciation, depletion and amortization	(127)	(114)	(129)	(350)	(375)
Operating income	45	46	78	136	150
Property, plant and equipment, net	10,026	9,831	9,589	10,026	9,589
Additions to property, plant and equipment	914	63	226	1,078	794
Fertilizers | Potash
Operating segment
Revenue	78	81	80	229	210
Taxes on revenues	(4)	(6)	(3)	(14)	(10)
Net operating revenues	74	75	77	215	200
Costs and expenses	(57)	(67)	(97)	(176)	(232)
Operating profit	17	8	(20)	39	(32)
Depreciation, depletion and amortization	(4)	(9)	(8)	(19)	(33)
Operating income	13	(1)	(28)	20	(65)
Property, plant and equipment, net	1,803	1,425	1,864	1,803	1,864
Additions to property, plant and equipment	839	43	10	902	310
Fertilizers | Phosphates
Operating segment
Revenue	783	630	707	1,961	1,829
Taxes on revenues	(23)	(20)	(27)	(61)	(77)
Net operating revenues	760	610	680	1,900	1,752
Costs and expenses	(648)	(508)	(516)	(1,565)	(1,328)
Operating profit	112	102	164	335	424
Depreciation, depletion and amortization	(97)	(83)	(77)	(254)	(226)
Operating income	15	19	87	81	198
Property, plant and equipment, net	7,357	7,536	6,130	7,357	6,130
Additions to property, plant and equipment	48	20	91	141	314
Fertilizers | Nitrogen
Operating segment
Revenue	208	193	217	593	583
Taxes on revenues	(26)	(26)	(29)	(76)	(77)
Net operating revenues	182	167	188	517	506
Costs and expenses	(162)	(134)	(154)	(461)	(432)
Operating profit	20	33	34	56	74
Depreciation, depletion and amortization	(26)	(22)	(44)	(77)	(116)
Operating income	(6)	11	(10)	(21)	(42)
Property, plant and equipment, net	536	532	1,220	536	1,220
Additions to property, plant and equipment	24		125	31	170
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	26	19	33	64	69
Taxes on revenues	(3)	(2)	(4)	(8)	(10)
Net operating revenues	23	17	29	56	59
Operating profit	23	17	29	56	59
Operating income	23	17	29	56	59
Property, plant and equipment, net	330	338	375	330	375
Additions to property, plant and equipment	3			4
Logistic
Operating segment
Revenue	449	408	502	1,260	1,306
Taxes on revenues	(69)	(54)	(76)	(190)	(198)
Net operating revenues	380	354	426	1,070	1,108
Costs and expenses	(349)	(342)	(356)	(1,036)	(971)
Operating profit	31	12	70	34	137
Depreciation, depletion and amortization	(56)	(57)	(64)	(177)	(168)
Operating income	(25)	(45)	6	(143)	(31)
Property, plant and equipment, net	4,292	4,279	3,337	4,292	3,337
Additions to property, plant and equipment	306	156	212	528	537
Investments	684	653	621	684	621
Logistic | Railroads
Operating segment
Revenue	308	294	358	867	965
Taxes on revenues	(53)	(43)	(61)	(148)	(160)
Net operating revenues	255	251	297	719	805
Costs and expenses	(280)	(270)	(269)	(789)	(743)
Operating profit	(25)	(19)	28	(70)	62
Depreciation, depletion and amortization	(44)	(44)	(52)	(136)	(134)
Operating income	(69)	(63)	(24)	(206)	(72)
Property, plant and equipment, net	1,402	1,340	1,296	1,402	1,296
Additions to property, plant and equipment	224	13	54	257	156
Investments	588	560	502	588	502
Logistic | Ports
Operating segment
Revenue	141	114	144	393	341
Taxes on revenues	(16)	(11)	(15)	(42)	(38)
Net operating revenues	125	103	129	351	303
Costs and expenses	(69)	(72)	(87)	(247)	(228)
Operating profit	56	31	42	104	75
Depreciation, depletion and amortization	(12)	(13)	(12)	(41)	(34)
Operating income	44	18	30	63	41
Property, plant and equipment, net	594	594	522	594	522
Additions to property, plant and equipment	16	15	77	77	137
Investments	96	93		96
Logistic | Ships
Operating segment
Property, plant and equipment, net	2,296	2,345	1,519	2,296	1,519
Additions to property, plant and equipment	66	128	81	194	244
Investments			119		119
Others
Operating segment
Revenue	88	104	152	284	407
Taxes on revenues	(7)	(20)	(12)	(33)	(38)
Net operating revenues	81	84	140	251	369
Costs and expenses	(186)	(213)	(317)	(691)	(1,013)
Operating profit	(105)	(129)	(177)	(440)	(644)
Depreciation, depletion and amortization	(13)	(3)	(7)	(18)	(14)
Operating income	(118)	(132)	(184)	(458)	(658)
Property, plant and equipment, net	1,949	1,900	2,696	1,949	2,696
Additions to property, plant and equipment	97	153	200	374	665
Investments	2,462	2,493	2,065	2,462	2,065
Gain on Sale of Assets
Operating segment
Costs and expenses		(377)		(377)	1,513
Operating profit		(377)		(377)	1,513
Operating income		$ (377)		$ (377)	$ 1,513